Investment Objectives and Goals	Sep. 05, 2025
VanEck Consumer Discretionary TruSector ETF
Prospectus [Line Items]
Risk/Return [Heading]	VANECK CONSUMER DISCRETIONARY TRUSECTOR ETF
VanEck Technology TruSector ETF
Prospectus [Line Items]
Risk/Return [Heading]	VANECK TECHNOLOGY TRUSECTOR ETF